REVENUES	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
REVENUES	REVENUES
The following tables present a disaggregation of our Merchant Solutions revenues from contracts with customers by geography for the three months ended March 31, 2025 and 2024:

	Three Months Ended
	March 31, 2025	March 31, 2024

	(in thousands)

Americas	$1,483,092	$1,522,732
Europe	261,135	251,051
Asia Pacific	64,460	60,311
	$1,808,687	$1,834,094

We actively market and provide our payment services, software and other commerce enablement solutions directly to our customers and through a variety of distribution channels across three service lines: Point-of-Sale and Software Solutions, Integrated and Embedded Solutions and Core Payments Solutions. Our Point-of-Sale and Software Solutions business provides advanced payments technology that is integrated into point-of-sale systems and business management software solutions that we own. Our Integrated and Embedded Solutions business provides e-commerce solutions, advanced payments technology and commerce enablement solutions that is embedded into business management software solutions owned by our technology partners who operate in numerous vertical markets and countries. Our Core Payments Solutions business provides payments technology services and other commerce enablement solutions directly to customers across numerous verticals in the markets we serve through our direct sales force worldwide, as well as referral partnerships and other wholesale relationships.

The following table presents a disaggregation of our Merchant Solutions revenues by service line for the three months ended March 31, 2025 and 2024:

	Three Months Ended
	March 31, 2025	March 31, 2024

	(in thousands)

Point-of-Sale and Software Solutions	$348,141	$379,184
Integrated and Embedded Solutions	803,542	757,623
Core Payments Solutions	657,004	697,287
	$1,808,687	$1,834,094

ASC Topic 606, Revenues from Contracts with Customers ("ASC 606"), requires that we determine for each customer arrangement whether revenue should be recognized at a point in time or over time. For the three months ended March 31, 2025 and 2024, substantially all of our revenues were recognized over time.
Supplemental balance sheet information related to contracts from customers as of March 31, 2025 and December 31, 2024 was as follows:

	Balance Sheet Location	March 31, 2025	December 31, 2024

		(in thousands)

Assets:
Capitalized costs to obtain customer contracts, net	Other noncurrent assets	$341,304	$338,015
Capitalized costs to fulfill customer contracts, net	Other noncurrent assets	35,875	34,749

Liabilities:
Contract liabilities, net (current)	Accounts payable and accrued liabilities	170,168	197,564
Contract liabilities, net (noncurrent)	Other noncurrent liabilities	20,526	20,414

Net contract assets were not material at March 31, 2025 or December 31, 2024. Revenue recognized for the three months ended March 31, 2025 and 2024 from contract liability balances at the beginning of each period was $61.1 million and $76.5 million, respectively.

ASC 606 requires disclosure of the aggregate amount of the transaction price allocated to unsatisfied performance obligations. The purpose of this disclosure is to provide additional information about the amounts and expected timing of revenue to be recognized from the remaining performance obligations in our existing contracts. The following table includes estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied or partially unsatisfied at March 31, 2025. However, as permitted, we have elected to exclude from this disclosure any contracts with an original duration of one year or less and any variable consideration that meets specified criteria. Accordingly, the total amount of unsatisfied or partially unsatisfied performance obligations related to processing services is significantly higher than the amounts disclosed in the table below (in thousands):

Year Ending December 31,

2025	$225,824
2026	222,908
2027	157,479
2028	84,046
2029	45,809
2030	17,462
2031 and thereafter	1,649
Total	$755,177
REVENUES
The following table presents a disaggregation of our revenues from contracts with customers by geography for our Merchant Solutions segment for the years ended December 31, 2024, 2023 and 2022. Revenues from our Consumer Solutions segment were solely affiliated with the Americas.

	Years Ended December 31,
	2024	2023	2022

	(in thousands)

Americas	$6,254,163	$5,867,308	$5,236,728
Europe	1,174,828	1,023,546	720,660
Asia Pacific	259,712	260,939	247,529
	$7,688,703	$7,151,793	$6,204,917

In our Merchant Solutions segment, we actively market and provide our payment services, software and other commerce enablement solutions directly to our customers and through a variety of distribution channels across three service lines: Point-of-Sale and Software Solutions, Integrated and Embedded Solutions and Core Payments Solutions. Our Point-of-Sale and Software Solutions business provides advanced payments technology that is integrated into point-of-sale systems and business management software solutions that we own. Our Integrated and Embedded Solutions business provides e-commerce solutions, advanced payments technology and commerce enablement solutions that is embedded into business management software solutions owned by our technology partners who operate in numerous vertical markets and countries. Our Core Payments Solutions business provides payments technology services and other commerce enablement solutions directly to customers across numerous verticals in the markets we serve through our direct sales force worldwide, as well as referral partnerships and other wholesale relationships.

The following table presents a disaggregation of our Merchant Solutions segment revenues by service line for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022

	(in thousands)

Point-of-Sale and Software Solutions	$1,512,488	$1,395,553	$1,340,939
Integrated and Embedded Solutions	3,170,901	2,942,553	2,645,733
Core Payments Solutions	3,005,314	2,813,687	2,218,245
	$7,688,703	$7,151,793	$6,204,917

ASC 606 requires that we determine for each customer arrangement whether revenue should be recognized at a point in time or over time. For the years ended December 31, 2024, 2023 and 2022, substantially all of our revenues were recognized over time.
Supplemental balance sheet information related to contracts from customers as of December 31, 2024, 2023 and 2022 was as follows:

	Balance Sheet Location	December 31, 2024	December 31, 2023	December 31, 2022

		(in thousands)

Assets:
Capitalized costs to obtain customer contracts, net	Other noncurrent assets	$338,015	$359,760	$329,124
Capitalized costs to fulfill customer contracts, net	Other noncurrent assets	34,749	69,822	58,250

Liabilities:
Contract liabilities, net (current)	Accounts payable and accrued liabilities	197,564	183,625	174,367
Contract liabilities, net (noncurrent)	Other noncurrent liabilities	20,414	30,183	24,111

Net contract assets were not material at December 31, 2024, December 31, 2023 or December 31, 2022. Revenue recognized for the years ended December 31, 2024 and 2023 from contract liability balances at the beginning of each period was $162.7 million and $154.2 million, respectively.

ASC 606 requires disclosure of the aggregate amount of the transaction price allocated to unsatisfied performance obligations. The purpose of this disclosure is to provide additional information about the amounts and expected timing of revenue to be recognized from the remaining performance obligations in our existing contracts. The following table includes estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied or partially unsatisfied at December 31, 2024. However, as permitted, we have elected to exclude from this disclosure any contracts with an original duration of one year or less and any variable consideration that meets specified criteria. Accordingly, the total amount of unsatisfied or partially unsatisfied performance obligations related to Merchant Solutions processing services is significantly higher than the amounts disclosed in the table below (in thousands):

Year ending December 31,
2025	$337,373
2026	209,130
2027	146,233
2028	75,179
2029	37,581
2030 and thereafter	17,349
Total	$822,845